FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	716-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
May 25, 2001

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $127,229

List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105     3779    94126 SH       SOLE                    94126
American Express Co.           COM              025816109     5118   123930 SH       SOLE                   123930
American Home Products         COM              026609107      245     4175 SH       SOLE                     4175
Amgen, Inc.                    COM              031162100     1907    31684 SH       SOLE                    31684
Applied Materials, Inc.        COM              038222105     7393   169951 SH       SOLE                   169951
Bank of America                COM              060505104     1113    20326 SH       SOLE                    20326
Berkshire Hathaway Cl. B       COM              084670207     6641     3052 SH       SOLE                     3052
Biogen, N.V.                   COM              090597105      506     7985 SH       SOLE                     7985
Biovail Corp.                  COM              09067J109      237     6550 SH       SOLE                     6550
Bristol-Myers Squibb Co.       COM              110122108      328     5525 SH       SOLE                     5525
Cintas Corp.                   COM              172908105     1084    27498 SH       SOLE                    27498
Cisco Systems, Inc.            COM              17275R102     2771   175246 SH       SOLE                   175246
Citigroup, Inc.                COM              172967101     3775    83931 SH       SOLE                    83931
Coca-Cola Co.                  COM              191216100     5348   118417 SH       SOLE                   118417
Colgate-Palmolive Co.          COM              194162103      459     8300 SH       SOLE                     8300
Dell Computer Corp.            COM              247025109     4453   173334 SH       SOLE                   173334
EMC Corporation                COM              268648102     2833    96353 SH       SOLE                    96353
Exxon Mobil Corp.              COM              30231G102      211     2600 SH       SOLE                     2600
Federal Home Loan Mortgage Cor COM              313400301     4851    74831 SH       SOLE                    74831
Federal National Mortgage Asso COM              313586109      723     9080 SH       SOLE                     9080
Gannett Co., Inc.              COM              364730101     1110    18582 SH       SOLE                    18582
General Electric Co.           COM              369604103     3696    88306 SH       SOLE                    88306
Gillette Co.                   COM              375766102     3973   127460 SH       SOLE                   127460
Greenpoint Financial Corp.     COM              395384100      587    18000 SH       SOLE                    18000
Home Depot, Inc.               COM              437076102      887    20573 SH       SOLE                    20573
Intel Corp.                    COM              458140100     5001   190050 SH       SOLE                   190050
International Business Machine COM              459200101      361     3749 SH       SOLE                     3749
J.P. Morgan Chase & Co., Inc.  COM              46625H100      294     6554 SH       SOLE                     6554
JDS Uniphase Corp.             COM              46612J101     2125   115250 SH       SOLE                   115250
Johnson & Johnson, Inc.        COM              478160104     4589    52467 SH       SOLE                    52467
McDonalds Corp.                COM              580135101     3060   115263 SH       SOLE                   115263
Medtronic, Inc.                COM              585055106     4420    96625 SH       SOLE                    96625
Merck & Co., Inc.              COM              589331107     4165    54872 SH       SOLE                    54872
Microsoft Corp.                COM              594918104     3206    58625 SH       SOLE                    58625
Minnesota Mining & Manufacturi COM              604059105     3459    33295 SH       SOLE                    33295
Nokia Corp. ADS                COM              654902204     2900   120815 SH       SOLE                   120815
Oracle Systems                 COM              68389X105      228    15204 SH       SOLE                    15204
Paychex, Inc.                  COM              704326107      740    19979 SH       SOLE                    19979
Pfizer, Inc.                   COM              717081103     5618   137182 SH       SOLE                   137182
Schering-Plough Corp.          COM              806605101     3208    87820 SH       SOLE                    87820
Solectron Corp.                COM              834182107     2898   152451 SH       SOLE                   152451
Starbucks Corp.                COM              855244109     2663    62740 SH       SOLE                    62740
Symbol Technologies, Inc.      COM              871508107     2778    79609 SH       SOLE                    79609
Sysco Corp.                    COM              871829107     3213   121205 SH       SOLE                   121205
Texas Instruments, Inc.        COM              882508104      360    11625 SH       SOLE                    11625
United Technologies Corp.      COM              913017109     2824    38533 SH       SOLE                    38533
Walt Disney Co.                COM              254687106     2982   104261 SH       SOLE                   104261
Wells Fargo & Co.              COM              949746101     1020    20625 SH       SOLE                    20625
Wrigley, (Wm.) Jr. Co.         COM              982526105     1090    22594 SH       SOLE                    22594